Investment Risks	Sep. 30, 2026
Twin Oak Short Horizon Absolute Return ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk:
◦Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in the Fund could decline significantly without warning, including to zero.
◦Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), the Fund expects that the maximum potential loss for the Fund for any given debit spread to be limited to the premium paid.
◦Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Fund shares, resulting in a discounted price or additional time required to exit a position and result in the Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
◦Valuation Risk. European Options held by the Fund, including FLEX Options, OTC Options, and exchange-listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value certain option holdings of the Fund becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. Many factors influence the price of an option, including the price of the reference asset, the time to expiration, the strike price, interest rates, and the dividend on the reference asset, as a result, the Fund’s investment returns can be impacted by many variables outside the Adviser’s direct control; as those various factors fluctuate, the value of a purchased option can fluctuate by meaningful amounts. Additionally, in the event the reference price is not above the strike price for a call option or below the strike price for a put option at expiry, the option will expire worthless and the Fund will lose its invested premium. Furthermore, the value of the option may be lost if the Adviser fails to exercise such an option at or prior to its expiration. Although the potential for loss may be limited to the amount of premium paid, the value of your investment in the Fund could decline significantly without warning, including to zero.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Selling Or Writing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options (also known as a short option position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Because of the Fund’s strategy of only coupling written and purchased puts and/or call options with the same expiration date and different strike prices (known as call spreads and put spreads), the Fund expects that the maximum potential loss for the Fund for any given debit spread to be limited to the premium paid.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. There are no assurances that a liquid market will exist when the buyer seeks to close out an option position. A less liquid trading market may adversely impact the value of the Fund shares, resulting in a discounted price or additional time required to exit a position and result in the Fund being unable to achieve its investment objective. For FLEX Options and OTC Options, the liquidity risk may be more acute given the customized nature relative to more standardized exchange listed options. OTC Options, FLEX Options or deep in-the-money options may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Twin Oak Short Horizon Absolute Return ETF | Options Risk, Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. European Options held by the Fund, including FLEX Options, OTC Options, and exchange-listed options, are only exercisable at the strike price on their expiration. Prior to expiration, the value of these options will be determined based upon market quotations or using other recognized pricing methods. The value of the options prior to the expiration may vary because of related factors other than the value of the underlying reference asset. These factors include interest rate changes, changing supply and demand, decreased liquidity, and changing volatility levels of the reference asset. During periods of reduced market liquidity or the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value certain option holdings of the Fund becomes more difficult and the judgement of the Adviser (employing the fair value procedures adopted by the Adviser as Valuation Designee of the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Twin Oak Short Horizon Absolute Return ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, or other reference obligation. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund invests are option contracts. Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.
Twin Oak Short Horizon Absolute Return ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Through the Fund’s investments in options, the Fund may be exposed to equity market risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Twin Oak Short Horizon Absolute Return ETF | Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with large capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
Twin Oak Short Horizon Absolute Return ETF | Medium And Small Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium and Small Capitalization Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with medium and small capitalization companies. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
Twin Oak Short Horizon Absolute Return ETF | General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk; Recent Market Events Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Twin Oak Short Horizon Absolute Return ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Twin Oak Short Horizon Absolute Return ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI systems. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Twin Oak Short Horizon Absolute Return ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Twin Oak Short Horizon Absolute Return ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Through the Fund’s investments in options, the Fund may be exposed to risks associated with investing in other investment companies. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Twin Oak Short Horizon Absolute Return ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. As an actively managed fund, the performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.
Twin Oak Short Horizon Absolute Return ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.
Twin Oak Short Horizon Absolute Return ETF | Newer Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Adviser Risk. Twin Oak is a recently registered investment adviser. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Twin Oak Short Horizon Absolute Return ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an Authorized Participant (“AP”), a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.
Twin Oak Short Horizon Absolute Return ETF | Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Frequent Trading Risk. The Fund may engage in active and frequent trading. Frequent trading may result in greater trading costs and increase the likelihood of a shareholder receiving distributions of taxable gains in the year.
Twin Oak Short Horizon Absolute Return ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. While the Fund seeks to be managed in a tax efficient manner, there is no guarantee that the Fund will be successful in this endeavor.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making relatively small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making relatively small investments.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Twin Oak Short Horizon Absolute Return ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Twin Oak Short Horizon Absolute Return ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Twin Oak Active Opportunities ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Twin Oak Active Opportunities ETF | Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
Twin Oak Active Opportunities ETF | Medium And Small Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
Twin Oak Active Opportunities ETF | General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk; Recent Market Events Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Twin Oak Active Opportunities ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Twin Oak Active Opportunities ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI systems. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Twin Oak Active Opportunities ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company. The risk of owning another investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value. To the extent the Fund invests in an affiliated ETF, the Adviser may receive fees for managing the affiliated ETF in addition to the fees paid to the Adviser by the Fund, which may create a conflict of interest.
Twin Oak Active Opportunities ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The performance of the Fund will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies.
Twin Oak Active Opportunities ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.
Twin Oak Active Opportunities ETF | Newer Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Adviser Risk. Twin Oak is a recently registered investment adviser. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Twin Oak Active Opportunities ETF | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser, an AP, a lead market maker, or another entity may from time to time own a substantial amount of the Fund’s shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. Additionally, the sale by a large shareholder may cause the size of the Fund to decline to a level where it is unable to meet applicable listing requirements.
Twin Oak Active Opportunities ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. While the Fund seeks to be managed in a tax efficient manner, there is no guarantee that the Fund will be successful in this endeavor.
Twin Oak Active Opportunities ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Twin Oak Active Opportunities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Twin Oak Active Opportunities ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
Twin Oak Active Opportunities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Twin Oak Active Opportunities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Twin Oak Active Opportunities ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Below are several specific risks associated with investments in fixed income securities.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
◦Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
◦Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.
◦High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.
Twin Oak Active Opportunities ETF | Fixed Income Securities Risk, High-Yield Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade (also referred to as “junk” bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.
Twin Oak Active Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Twin Oak Active Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.